Intangible and tangible assets - Other property, plant and equipment, useful lives (Details)	12 Months Ended
Dec. 31, 2021
Furniture, office equipment, machinery and tools | Minimum
Property, plant and equipment
Useful lives of property, plant and equipment	3 years
Furniture, office equipment, machinery and tools | Maximum
Property, plant and equipment
Useful lives of property, plant and equipment	12 years
Transportation equipment | Minimum
Property, plant and equipment
Useful lives of property, plant and equipment	5 years
Transportation equipment | Maximum
Property, plant and equipment
Useful lives of property, plant and equipment	20 years
Storage tanks and related equipment | Minimum
Property, plant and equipment
Useful lives of property, plant and equipment	10 years
Storage tanks and related equipment | Maximum
Property, plant and equipment
Useful lives of property, plant and equipment	15 years
Specialized complex installations and pipelines | Minimum
Property, plant and equipment
Useful lives of property, plant and equipment	10 years
Specialized complex installations and pipelines | Maximum
Property, plant and equipment
Useful lives of property, plant and equipment	30 years
Buildings | Minimum
Property, plant and equipment
Useful lives of property, plant and equipment	10 years
Buildings | Maximum
Property, plant and equipment
Useful lives of property, plant and equipment	50 years